UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐  Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☒  Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period April 1, 2014 to June 30, 2014

☐  Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period       ___________ to ___________

Date of Report (Date of earliest event reported):
July 29, 2014

Prime Finance Partners III, Inc.
(Exact name of securitizer as specified in its charter)

021-186344 (Commission File Number of securitizer)	0001560433 (Central Index Key Number of securitizer)
JOSH FRIEMAN, (415) 986-2415 (Name and telephone number of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Prime Finance Partners III, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the commercial mortgage asset class, including asset-backed securities issued or sold by the following affiliated entities: (i) PFP III 2014-1, Ltd. (no Central Index Key Number), (ii) PFP III 2014-1, LLC (no Central Index Key Number), (iii) PFP III 2014-1 Depositor, LLC (no Central Index Key Number) and PFP Holding Company III, LLC (no Central Index Key Number).

On May 9, 2014, the above-named affiliated entities entered into transaction agreements containing a covenant to repurchase. There is no activity to report for the previous calendar quarter reporting period pursuant to Rule 15Ga-1(c)(2)(i).

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PRIME FINANCE PARTNERS III, INC. (Securitizer)

	By:	/s/ Jon W. Brayshaw
Name: Jon W. Brayshaw
Title: Vice President and Secretary
Date: July 29, 2014

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